Average Annual Total Returns - PGIM Government Money Market Fund	Sep. 29, 2020 [1]
Class C
Average Annual Return:
1 Year	1.57%
5 Years	0.63%
10 Years	0.32%
Class A
Average Annual Return:
1 Year	1.60%
5 Years	0.63%
10 Years	0.32%
Class Z
Average Annual Return:
1 Year	1.83%
5 Years	0.73%
10 Years	0.38%

[1]	The Fund's returns and yields are after deduction of expenses.